Stock Based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Text block [abstract]
Schedule of the Company's Outstanding PSUs
A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) and the Company’s PSU accrual from January 1, 2024 to June 30, 2025 is presented below:

(in thousands, except for number of PSUs outstanding)	Number of PSUs Outstanding	PSU accrual liability

At January 1, 2024	372,460	$21,126

Granted	135,220	-

Accrual related to the fair value of the PSUs outstanding	-	(317)

Foreign exchange adjustment	-	(428)

Paid	(126,590)	(11,129)

At March 31, 2024	381,090	$9,252

Accrual related to the fair value of the PSUs outstanding	-	4,635

Foreign exchange adjustment	-	(79)

Forfeited	(2,120)	(49)

At June 30, 2024	378,970	$13,759

Accrual related to the fair value of the PSUs outstanding	-	12,296

Foreign exchange adjustment	-	(971)

At December 31, 2024	378,970	$25,084

Granted	78,390	-

Accrual related to the fair value of the PSUs outstanding	-	10,796

Foreign exchange adjustment	-	87

Paid	(118,240)	(17,209)

Forfeited	(890)	(40)

At March 31, 2025	338,230	$18,718

Accrual related to the fair value of the PSUs outstanding	-	8,153

Foreign exchange adjustment	-	838

At June 30, 2025	338,230	$27,709

Schedule of Performance Share Units Outstanding
A summary of the PSUs outstanding at June 30, 2025 is as follows:

Year of Grant	Year of Maturity	Number outstanding	Estimated Value Per PSU at Maturity	Anticipated Performance Factor at Maturity	Percent of Service Period Complete at Jun 30, 2025	PSU Liability at Jun 30, 2025
2023	2026	125,070	$92.83	200%	79%	$18,194
2024	2027	134,770	$91.70	151%	47%	8,817
2025	2028	78,390	$90.61	104%	9%	698

		338,230				$27,709